Shareholders' equity - Ordinary shares purchased and sold on market (Details) - Ordinary shares	6 Months Ended
Mar. 31, 2023 $ / shares shares
Share-based payments
Net number of ordinary shares purchased/(sold) on market	3,388,325
Employee Share Plan (ESP)
Share-based payments
Net number of ordinary shares purchased/(sold) on market	1,156,722
Average share price, ordinary shares | $ / shares	$ 23.79
Restricted Share Plan (RSP)
Share-based payments
Net number of ordinary shares purchased/(sold) on market	2,061,377
Average share price, ordinary shares | $ / shares	$ 23.40
Westpac Performance Plan (WPP) | Share rights
Share-based payments
Net number of ordinary shares purchased/(sold) on market	170,226
Average share price, ordinary shares | $ / shares	$ 22.81